Fees Summary	Aug. 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-285744) filed by Comstock Inc. on March 12, 2025 and declared effective on March 24, 2025. The maximum aggregate offering amount of the offering is $34,500,000.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 2.25
Narrative - Max Aggregate Offering Amount | shares	34,500,000
Final Prospectus	true